KEELEY Small Cap Dividend Value Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 98 .5%
Automotive — 1 .6%
94,364 Winnebago Industries Inc. ................................ $ 6,412,977
Automotive: Parts and Accessories — 1 .1%
107,144 Allison Transmission Holdings Inc. ................. 4,257,903
Banking — 13 .4%
148,944 Atlantic Union Bankshares Corp. ..................... 5,394,752
195,820 BancorpSouth Bank ........................................... 5,547,581
123,935 Columbia Banking System Inc. ......................... 4,778,934
139,368 First Bancorp/Southern Pines NC .................... 5,701,545
68,278 Glacier Bancorp Inc. .......................................... 3,760,752
102,496 Independent Bank Group Inc. .......................... 7,582,654
207,751 OceanFirst Financial Corp. ............................... 4,329,531
28,031 Prosperity Bancshares Inc. ................................ 2,012,626
80,065 South Plains Financial Inc. ................................ 1,851,903
152,899 The Bank of NT Butterfield & Son Ltd. ............ 5,420,269
71,736 Timberland Bancorp Inc. ................................... 2,017,216
65,402 Wintrust Financial Corp. ................................... 4,946,353
53,344,116
Broadcasting — 2 .5%
66,228 Nexstar Media Group Inc. , Cl. A ...................... 9,793,797
Building and Construction — 6 .8%
143,457 Apogee Enterprises Inc. .................................... 5,843,004
156,321 KB Home ............................................................ 6,365,391
153,133 KBR Inc. .............................................................. 5,842,024
309,906 Primoris Services Corp. ..................................... 9,120,533
27,170,952
Business Services — 6 .4%
80,714 ABM Industries Inc. ........................................... 3,579,666
372,357 City Office REIT Inc. .......................................... 4,628,397
191,403 Healthcare Services Group Inc. ........................ 6,042,593
266,558 Outfront Media Inc. , REIT † .............................. 6,405,389
129,157 STAG Industrial Inc. , REIT ............................... 4,834,346
25,490,391
Computer Software and Services — 1 .3%
44,432 Progress Software Corp. .................................... 2,054,980
30,305 TTEC Holdings Inc. ........................................... 3,124,142
5,179,122
Consumer Products — 4 .5%
272,767 Culp Inc. ............................................................. 4,446,102
171,368 Kontoor Brands Inc. ........................................... 9,666,869
68,032 Nu Skin Enterprises Inc. , Cl. A ......................... 3,854,013
17,966,984
Consumer Services — 1 .2%
94,808 National Storage Affiliates Trust , REIT ............ 4,793,492
Diversified Industrial — 8 .3%
424,219 GrafTech International Ltd. .............................. 4,929,425
163,258 Griffon Corp. ...................................................... 4,184,303
154,156 Hillenbrand Inc. ................................................. 6,795,196
34,900 John Bean Technologies Corp. .......................... 4,977,438
154,525 Olin Corp. ........................................................... 7,148,326
95,062 VSE Corp. ........................................................... 4,706,520
32,741,208
Electronics — 0 .9%
35,194 Dolby Laboratories Inc. , Cl. A .......................... 3,459,218
Shares
Market
Value
Energy and Utilities — 15 .1%
77,404 ALLETE Inc. ....................................................... $ 5,416,732
97,484 Argan Inc. ........................................................... 4,658,760
192,058 Atlantica Sustainable Infrastructure plc ........... 7,148,399
75,181 Black Hills Corp. ................................................ 4,934,129
374,646 Covanta Holding Corp. ..................................... 6,597,516
189,358 Delek U.S. Holdings Inc. ................................... 4,093,920
298,484 Diamond S Shipping Inc. † ................................ 2,972,901
76,235 Oasis Petroleum Inc. .......................................... 7,665,429
356,695 Primo Water Corp. ............................................. 5,967,507
242,152 South Jersey Industries Inc. .............................. 6,279,001
2,575 Texas Pacific Land Corp. ................................... 4,119,331
59,853,625
Entertainment — 0 .4%
72,287 Cinemark Holdings Inc. † .................................. 1,586,700
Equipment and Supplies — 2 .6%
174,896 Cactus Inc. , Cl. A ................................................ 6,422,181
27,712 Regal Beloit Corp. .............................................. 3,699,829
10,122,010
Financial Services — 15 .9%
90,685 Air Lease Corp. .................................................. 3,785,192
306,892 Alpine Income Property Trust Inc. , REIT ........ 5,837,086
375,875 Brightsphere Investment Group Inc. ................ 8,806,751
159,103 FNB Corp. .......................................................... 1,961,740
84,998 James River Group Holdings Ltd. .................... 3,189,125
629,297 Oaktree Specialty Lending Corp. ..................... 4,209,997
164,609 Pacific Premier Bancorp Inc. ............................. 6,961,315
245,455 Provident Financial Services Inc. ...................... 5,618,465
213,983 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 3,218,304
104,244 SLR Investment Corp. ....................................... 1,943,108
71,458 South State Corp. ............................................... 5,842,406
176,178 Synovus Financial Corp. ................................... 7,730,691
137,951 Virtu Financial Inc. , Cl. A .................................. 3,811,586
62,915,766
Health Care — 6 .9%
240,899 CareTrust REIT Inc. ........................................... 5,596,084
10,957 Chemed Corp. .................................................... 5,199,096
43,860 Perrigo Co. plc ................................................... 2,010,981
328,664 Sabra Health Care REIT Inc. ............................. 5,981,685
97,556 The Ensign Group Inc. ...................................... 8,455,179
27,243,025
Hotels and Gaming — 1 .4%
35,956 Marriott Vacations Worldwide Corp. † ............. 5,727,791
Metals and Mining — 3 .1%
94,719 Compass Minerals International Inc. ............... 5,613,048
52,609 Kaiser Aluminum Corp. .................................... 6,496,685
12,109,733
Paper and Forest Products — 1 .2%
383,394 Mercer International Inc. ................................... 4,888,274
Retail — 3 .9%
465,291 Del Taco Restaurants Inc. .................................. 4,657,563
48,914 Jack in the Box Inc. ............................................. 5,450,976
71,984 Penske Automotive Group Inc. ......................... 5,434,072
15,542,611
TOTAL COMMON STOCKS ......................... 390,599,695

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
2
__________
Shares
Market
Value
RIGHTS — 0.0%
Broadcasting — 0.0%
851,756 Media General Inc. , CVR † (a) ............................ $ 1
SHORT TERM INVESTMENT — 1 .5%
Other Investment Companies — 1 .5%
6,055,917 Fidelity Government Portfolio , Cl. I , 0.010% ,
12/01/99 * .......................................................... 6,055,917
TOTAL INVESTMENTS — 100.0%
(Cost $ 279,167,102 ) ......................................... $ 396,655,613
* 1 day yield as of June 30, 2021.
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
CVR Contingent Value Right
REIT Real Estate Investment Trust